CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income (loss)	$ 19,681	$ 6,156	$ 25,155	$ 20,291
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,234	5,589	10,516	10,912
Equity in losses (earnings) of joint ventures	(6,475)	1,575	3,572	1,223
Changes in accrued interest income on advances to joint ventures	(79)	(73)	(157)	(143)
Amortization of deferred debt issuance cost and fair value of debt assumed	578	639	1,170	1,115
Amortization in revenue for above market contract and extension	759	905	1,664	1,800
Expenditure for drydocking	0	(2,862)	0	(2,862)
(Gain) loss on debt extinguishment	0	0	0	(1,030)
Changes in accrued interest expense	(102)	(628)	(142)	2,178
Receipts from repayment of principal on financing lease	1,125	1,030	2,226	2,038
Unrealized foreign exchange losses (gains)	(41)	52	(68)	50
Gain (loss) on the settlement of the derivatives	0	0	0	(199)
Proceeds from settlement of derivatives	0	0	0	1,398
Unrealized loss (gain) on derivative instruments	21	24	112	6
Non-cash revenue: tax paid directly by charterer	(218)	(220)	(423)	(422)
Non-cash income tax expense: tax paid directly by charterer	218	220	423	422
Deferred tax expense and provision for tax uncertainty	940	910	834	1,973
Issuance of units for Board of Directors' fees	0	155	0	155
Other adjustments	120	159	222	264
Changes in working capital:
Trade receivables	764	973	(3,683)	(3,209)
Inventory	463	185	463	185
Prepaid expenses and other receivables	(164)	1,179	(739)	(623)
Trade payables	(241)	(130)	(141)	(48)
Amounts due to owners and affiliates	238	1,862	(291)	3,237
Value added and withholding tax liability	148	760	(859)	1,843
Accrued liabilities and other payables	356	(754)	(2,518)	(973)
Net cash provided by (used in) operating activities	23,325	17,706	37,336	39,581
INVESTING ACTIVITIES
Expenditure for vessel and other equipment	(8)	(140)	(8)	(140)
Net cash provided by (used in) investing activities	(8)	(140)	(8)	(140)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	0	0	320,000
Proceeds from loans due to owners and affiliates	4,500	3,500	4,500	3,500
Repayment of long-term debt	(11,166)	(11,165)	(22,330)	(320,086)
Payment of debt issuance costs	0	0	0	(5,797)
Net proceeds from issuance of common units	0	1,029	0	1,029
Net proceeds from issuance of 8.75% Series A Preferred Units	0	1,316	2,125	1,316
Cash distributions to limited partners and preferred unitholders	(18,714)	(18,407)	(37,428)	(36,766)
Repayment of indemnifications received from Hoegh LNG	0	(64)	0	(64)
Net cash provided by (used in) financing activities	(25,380)	(23,791)	(53,133)	(36,868)
Increase (decrease) in cash, cash equivalents and restricted cash	(2,063)	(6,225)	(15,805)	2,573
Effect of exchange rate changes on cash, cash equivalents and restricted cash	102	(13)	(1)	8
Cash, cash equivalents and restricted cash, beginning of period	45,974	54,273	59,819	45,454
Cash, cash equivalents and restricted cash, end of period	$ 44,013	$ 48,035	$ 44,013	$ 48,035